Offsets	Mar. 19, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-285912
Initial Filing Date	Mar. 19, 2025
Fee Offset Claimed	$ 83,683.31
Explanation for Claimed Amount
*
In connection with the Registration Statement on Form
S-4
filed with the Securities and Exchange Commission on March 19, 2025 (File No. 333-285912), the Registrant paid $83,683.31 with that submission.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Herc Holdings Inc.
Form or Filing Type	S-4
File Number	333-285912
Filing Date	Mar. 19, 2025
Fee Paid with Fee Offset Source	$ 83,683.31
Explanation for Claimed Amount
*
In connection with the Registration Statement on Form
S-4
filed with the Securities and Exchange Commission on March 19, 2025 (File No. 333-285912), the Registrant paid $83,683.31 with that submission.